UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09651 and 811-09735

Name of Fund: BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock Focus Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Focus Growth LLC	$102,186,708
Total Investments (Cost - $100,289,917) – 100.1%	102,186,708
Liabilities in Excess of Other Assets – (0.1)%	(121,808)
Net Assets – 100.0%	$102,064,900

BlackRock Focus Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Focus Growth LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of November 30, 2011, the value of the investment and the percentage owned by the Fund of the Master LLC was $102,186,708 and 100%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of November 30, 2011, the Fund’s investment in the Master LLC was classified as Level 2.

BLACKROCK FOCUS GROWTH FUND, INC.	NOVEMBER 30, 2011	1

Schedule of Investments November 30, 2011 (Unaudited)	Master Focus Growth LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 8.4%
Boeing Co.	124,400	$8,545,036
Auto Components — 2.6%
Johnson Controls, Inc.	85,200	2,682,096
Automobiles — 1.9%
Tesla Motors, Inc. (a)	58,700	1,921,838
Beverages — 4.3%
The Coca-Cola Co.	64,910	4,363,899
Biotechnology — 1.7%
Biogen Idec, Inc. (a)	15,200	1,747,240
Capital Markets — 1.6%
Jefferies Group, Inc.	143,900	1,646,216
Chemicals — 1.1%
Monsanto Co.	14,900	1,094,405
Communications Equipment — 5.7%
QUALCOMM, Inc.	105,700	5,792,360
Computers & Peripherals — 7.7%
Apple, Inc. (a)	20,470	7,823,634
Diversified Consumer Services — 3.1%
Apollo Group, Inc., Class A (a)	66,200	3,209,376
Energy Equipment & Services — 2.7%
Schlumberger Ltd.	36,710	2,765,364
Food & Staples Retailing — 2.0%
Wal-Mart Stores, Inc.	34,900	2,055,610
Health Care Technology — 3.6%
Cerner Corp. (a)	59,940	3,655,141
Hotels, Restaurants & Leisure — 4.2%
Las Vegas Sands Corp. (a)	91,250	4,262,288
Household Products — 4.3%
The Procter & Gamble Co.	68,460	4,420,462
Internet & Catalog Retail — 3.5%
Amazon.com, Inc. (a)	18,690	3,593,900
Internet Software & Services — 2.3%
Google, Inc., Class A (a)	3,900	2,337,621
IT Services — 1.4%
VeriFone Systems, Inc. (a)	33,100	1,451,435
Machinery — 5.1%
Danaher Corp.	108,480	5,248,262
Media — 1.8%
Viacom, Inc., Class B	42,100	1,884,396
Metals & Mining — 1.0%
Freeport-McMoRan Copper & Gold, Inc., Class B	26,580	1,052,568

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 7.7%
Alpha Natural Resources, Inc. (a)	60,303	$1,447,272
Anadarko Petroleum Corp.	44,080	3,582,382
Range Resources Corp.	40,100	2,875,571
		7,905,225
Pharmaceuticals — 6.3%
Allergan, Inc.	29,200	2,444,624
Johnson & Johnson	61,000	3,947,920
		6,392,544
Semiconductors & Semiconductor Equipment — 3.0%
Broadcom Corp., Class A (a)	100,300	3,043,604
Software — 12.0%
Check Point Software Technologies Ltd. (a)	67,160	3,716,635
Red Hat, Inc. (a)	58,680	2,938,694
Salesforce.com, Inc. (a)	30,960	3,666,283
VMware, Inc. (a)	19,800	1,914,264
		12,235,876
Total Long-Term Investments (Cost – $99,233,605) – 99.0%		101,130,396

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13%, (b)(c)	716,787	716,787
Total Short-Term Securities (Cost – $716,787) – 0.7%		716,787
Total Investments (Cost — $99,950,392*) - 99.7%		101,847,183
Other Assets Less Liabilities – 0.3%		339,525
Net Assets – 100.0%		$102,186,708

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$100,035,575
Gross unrealized appreciation	$8,246,087
Gross unrealized depreciation	(6,434,479)
Net unrealized appreciation	$1,811,608

(a)	Non-income producing security.

MASTER FOCUS GROWTH LLC	NOVEMBER 30, 2011	1

Schedule of Investments (concluded)	Master Focus Growth LLC

(b)	Investments in companies considered to be an affiliate of the Master LLC during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,517,241	(800,454)	716,787	$251

(c)	Represents the current yield as of report date.

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master LLC management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master LLC’s perceived risk of investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2011 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$101,130,396	—	—	$101,130,396
Short-Term Securities	716,787	—	—	716,787
Total	$101,847,183	—	—	$101,847,183

[1]	See above Schedule of Investments for values in each industry.

MASTER FOCUS GROWTH LLC	NOVEMBER 30, 2011	2

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: January 23, 2012